Financial Risk Management Objectives and Policies - Summary of Sensitivity to Every 10% Change in Fair Values of Equity Investments, with all other Variables Held Constant (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity investments designated at fair value through other comprehensive income [member] | Unlisted investments, at cost [Member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	¥ 538	¥ 778
Increase in comprehensive income	40	58
Decrease in comprehensive income	(40)	(58)
Hong Kong [member] | Equity investments designated at fair value through other comprehensive income [member] | Listed investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	457	496
Increase in comprehensive income	34	37
Decrease in comprehensive income	(34)	(37)
Shanghai [member] | Assets at fair value through profit or loss [member] | Listed investments [member]
Disclosure Of Change In Equity Price Risk [line items]
Carrying amount of equity investment	95	121
Increase in profit or loss	7	9
Decrease in profit or loss	¥ (7)	¥ (9)